SHARE CAPITAL (Stock Option Plans) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended		1 Months Ended	12 Months Ended				1 Months Ended		12 Months Ended
	Dec. 31, 2013 Israel 2003 Share Option Plan [Member]	Dec. 31, 2012 Israel 2003 Share Option Plan [Member]	Dec. 31, 2013 2007 Share Incentive Plan [Member]	Dec. 31, 2013 2007 Share Incentive Plan [Member]	Dec. 31, 2012 2007 Share Incentive Plan [Member]	Jan. 01, 2014 2007 Share Incentive Plan [Member]	Dec. 30, 2013 2007 Share Incentive Plan [Member]	Dec. 31, 2012 2007 Share Incentive Plan [Member] Minimum [Member]	Dec. 31, 2012 2007 Share Incentive Plan [Member] Maximum [Member]	Dec. 31, 2013 2007 Share Incentive Plan [Member] Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for grant under the plan		2,000,000	21,500,000	21,500,000	14,500,000	23,500,000	21,500,000
Expiration date of options	Mar. 31, 2013			Jan. 31, 2017
Vesting period				4 years						7 years
Additional shares authorized under plan			2,000,000
Options, contractual term								7 years	10 years
Stock compensation					$ 1,503